STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

January 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Automobiles & Components - 2.1%
Adient	89,088	[a]	3,739,023
Dana	137,878		2,986,437
Fox Factory Holding	39,689	[a]	5,281,415
Gentex	222,956		7,000,818
Harley-Davidson	145,994		5,047,013
Lear	56,198		9,403,049
The Goodyear Tire & Rubber Company	264,867	[a]	5,490,693
Thor Industries	52,674	[b]	4,982,434
Visteon	26,391	[a]	2,678,950
			46,609,832
Banks - 7.4%
Associated Banc-Corp	141,468		3,381,085
Bank of Hawaii	38,355		3,301,215
Bank OZK	114,722		5,374,726
Cadence Bank	184,709		5,757,380
Cathay General Bancorp	72,795		3,287,422
Commerce Bancshares	103,520		7,133,563
Cullen/Frost Bankers	53,454		7,537,549
East West Bancorp	133,769		11,549,615
Essent Group	101,178		4,617,764
F.N.B.	317,181		4,097,979
First Financial Bankshares	121,529		5,710,648
First Horizon	506,297		8,662,742
Fulton Financial	152,824		2,743,191
Glacier Bancorp	102,253		5,309,998
Hancock Whitney	81,847		4,314,974
Home BancShares	141,907		3,343,329
International Bancshares	50,176	[a]	2,108,897
MGIC Investment	306,912		4,658,924
New York Community Bancorp	441,207		5,144,474
PacWest Bancorp	110,534		5,132,094
Pinnacle Financial Partners	72,520		7,013,409
Prosperity Bancshares	85,620		6,271,665
Sterling Bancorp	182,996		4,810,965
Synovus Financial	137,166		6,825,380
Texas Capital Bancshares	48,040	[a]	3,012,108
UMB Financial	40,749		4,011,739
Umpqua Holdings	204,200		4,141,176
United Bankshares	129,033		4,558,736

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Banks - 7.4% (continued)
Valley National Bancorp	383,617		5,339,949
Washington Federal	62,259		2,180,310
Webster Financial	86,337		4,904,805
Wintrust Financial	53,738		5,270,086
			161,507,897
Capital Goods - 12.9%
Acuity Brands	32,290		6,184,504
AECOM	134,708		9,312,364
AGCO	57,152		6,698,214
Axon Enterprise	61,882	[a]	8,659,148
Builders FirstSource	180,299	[a]	12,258,529
Carlisle	49,035		10,956,380
Colfax	124,934	[a]	5,137,286
Crane	47,730		4,940,532
Curtiss-Wright	36,990		4,911,902
Donaldson	116,507		6,484,780
Dycom Industries	28,695	[a]	2,418,702
EMCOR Group	50,313		5,997,813
EnerSys	40,300		3,019,679
Flowserve	122,968		4,011,216
Fluor	133,717	[a,b]	2,813,406
GATX	33,464	[b]	3,495,315
Graco	160,219		11,625,491
Hexcel	79,083		4,125,760
Hubbell	51,291		9,606,291
ITT	80,691		7,417,117
Kennametal	74,863		2,588,014
Lennox International	31,731		8,999,546
Lincoln Electric Holdings	55,662		7,115,830
MasTec	53,933	[a]	4,645,249
Mercury Systems	53,832	[a]	3,064,117
MSC Industrial Direct, Cl. A	44,306		3,617,142
Nordson	51,336		11,937,673
nVent Electric	155,945		5,394,138
Oshkosh	64,700		7,363,507
Owens Corning	94,724		8,402,019
Regal Rexnord	63,873		10,122,593
Simpson Manufacturing	40,949		4,618,638
Sunrun	195,134	[a,b]	5,059,825
Terex	65,809		2,745,551
The Middleby	52,733	[a]	9,766,152
The Timken Company	65,870		4,400,116
The Toro Company	100,341		9,690,934
Trex	109,143	[a]	9,983,310

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Capital Goods - 12.9% (continued)
Trinity Industries	77,756		2,233,930
Univar Solutions	162,148	[a]	4,296,922
Valmont Industries	20,244		4,397,604
Vicor	20,517	[a]	1,935,369
Watsco	31,132		8,796,658
Watts Water Technologies, Cl. A	25,337		3,881,882
Woodward	60,036		6,620,170
			281,751,318
Commercial & Professional Services - 3.1%
ASGN	49,112	[a]	5,641,495
CACI International, Cl. A	21,989	[a]	5,441,398
Clean Harbors	47,188	[a]	4,367,249
FTI Consulting	32,541	[a]	4,744,803
IAA	127,113	[a]	5,838,300
Insperity	33,896		3,644,837
KBR	132,240	[b]	5,739,216
ManpowerGroup	51,130		5,362,003
MillerKnoll	70,660		2,728,889
MSA Safety	34,372		4,722,713
Science Applications International	54,265		4,451,358
Stericycle	87,476	[a]	5,138,340
Tetra Tech	50,327		7,005,015
The Brink's Company	46,545		3,247,910
			68,073,526
Consumer Durables & Apparel - 4.9%
Brunswick	71,850		6,523,261
Callaway Golf	110,616	[a]	2,639,298
Capri Holdings	140,126	[a]	8,417,369
Carter's	39,842		3,710,087
Columbia Sportswear	33,155		3,079,105
Crocs	55,888	[a]	5,735,227
Deckers Outdoor	25,598	[a]	8,197,248
Hanesbrands	330,968		5,328,585
Helen of Troy	22,860	[a]	4,785,284
KB Home	80,792	[b]	3,413,462
Leggett & Platt	125,728		5,010,261
Mattel	330,250	[a]	6,908,830
Polaris	54,162	[b]	6,098,100
Skechers USA, CI. A	127,167	[a]	5,341,014
Taylor Morrison Home	115,844	[a]	3,555,252
Tempur Sealy International	181,470	[b]	7,224,321
Toll Brothers	108,648		6,406,973
TopBuild	30,798	[a]	7,165,155
Tri Pointe Homes	105,997	[a]	2,523,789

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Consumer Durables & Apparel - 4.9% (continued)
YETI Holdings	82,616	[a]	5,417,957
			107,480,578
Consumer Services - 3.8%
Boyd Gaming	77,309	[a]	4,596,793
Choice Hotels International	30,939		4,436,653
Churchill Downs	32,666		6,869,660
Cracker Barrel Old Country Store	22,152		2,639,189
Graham Holdings, Cl. B	3,783		2,251,339
Grand Canyon Education	38,113	[a]	3,189,296
H&R Block	166,438		3,804,773
Jack in the Box	20,429		1,860,060
Marriott Vacations Worldwide	40,455		6,569,083
Papa John's International	30,717		3,792,014
Scientific Games	90,977	[a]	5,249,373
Service Corp. International	156,105		9,634,801
Six Flags Entertainment	73,484	[a]	2,901,883
Texas Roadhouse	65,651		5,605,939
The Wendy's Company	166,385		3,831,847
Travel + Leisure	81,349		4,620,623
Wingstop	28,292		4,335,749
Wyndham Hotels & Resorts	87,835		7,373,748
			83,562,823
Diversified Financials - 2.9%
Affiliated Managers Group	38,320		5,602,767
Evercore, Cl. A	37,014		4,620,087
Federated Hermes	91,290		3,022,612
FirstCash Holdings	38,469		2,681,289
Interactive Brokers Group, Cl. A	83,036		5,662,225
Janus Henderson Group	161,807		5,970,678
Jefferies Financial Group	183,411		6,720,179
Navient	153,716		2,679,270
PROG Holdings	53,925	[a]	2,146,754
SEI Investments	99,906		5,855,491
SLM	271,284		4,975,349
Stifel Financial	97,004		7,265,600
Voya Financial	104,099	[b]	7,074,568
			64,276,869
Energy - 2.4%
Antero Midstream	306,967		3,054,322
ChampionX	191,185	[a]	4,282,544
CNX Resources	198,937	[a,b]	2,950,236
DT Midstream	91,185		4,714,264
EQT	287,169	[a]	6,102,341
Equitrans Midstream	384,117		3,115,189

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Energy - 2.4% (continued)
HollyFrontier	140,923	[a]	4,954,853
Murphy Oil	136,865		4,324,934
NOV	361,558		5,936,782
Targa Resources	216,042		12,763,761
			52,199,226
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings	128,714	[a]	7,912,050
Casey's General Stores	35,143		6,600,207
Grocery Outlet Holding	81,947	[a,b]	2,079,815
Performance Food Group	145,466	[a]	6,137,211
Sprouts Farmers Market	106,275	[a]	2,884,303
			25,613,586
Food, Beverage & Tobacco - 1.9%
Darling Ingredients	152,529	[a]	9,726,774
Flowers Foods	187,603		5,277,272
Ingredion	62,720		5,939,584
Lancaster Colony	18,772		2,980,430
Pilgrim's Pride	46,322	[a]	1,295,626
Post Holdings	55,183	[a]	5,839,465
Sanderson Farms	20,014		3,682,576
The Boston Beer Company, Cl. A	8,915	[a,b]	3,751,699
The Hain Celestial Group	87,507	[a]	3,196,631
			41,690,057
Health Care Equipment & Services - 5.9%
Acadia Healthcare	84,779	[a]	4,463,614
Amedisys	30,991	[a]	4,186,884
Chemed	14,638		6,863,905
Encompass Health	92,381		5,731,317
Envista Holdings	152,114	[a]	6,577,409
Globus Medical, Cl. A	73,138	[a]	4,880,499
Haemonetics	48,382	[a]	2,339,270
HealthEquity	79,247	[a,b]	4,234,960
ICU Medical	18,432	[a]	3,932,652
Integra LifeSciences Holdings	68,665	[a]	4,445,372
LHC Group	29,855	[a]	3,705,005
LivaNova	50,389	[a]	3,784,718
Masimo	47,891	[a]	10,529,794
Molina Healthcare	55,112	[a]	16,008,934
Neogen	102,077	[a]	3,722,748
NuVasive	48,769	[a]	2,536,476
Option Care Health	126,151	[a]	2,948,149
Patterson Companies	82,334		2,362,162
Penumbra	33,323	[a,b]	7,531,331
Progyny	65,638	[a]	2,658,339

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Health Care Equipment & Services - 5.9% (continued)
Quidel	35,968	[a]	3,717,652
R1 RCM	127,160	[a]	3,023,865
STAAR Surgical	45,308	[a]	3,294,798
Tandem Diabetes Care	60,379	[a]	7,131,364
Tenet Healthcare	101,727	[a]	7,540,005
			128,151,222
Household & Personal Products - .3%
Coty, Cl. A	318,790	[a]	2,703,339
Energizer Holdings	59,849		2,250,921
Nu Skin Enterprises, Cl. A	46,860		2,258,183
			7,212,443
Insurance - 3.9%
Alleghany	12,913	[a]	8,574,232
American Financial Group	62,357		8,123,870
Brighthouse Financial	76,279	[a]	4,153,392
CNO Financial Group	116,770		2,912,244
First American Financial	104,213		7,764,911
Kemper	54,003		3,239,100
Kinsale Capital Group	20,323		4,071,103
Mercury General	25,190		1,376,885
Old Republic International	269,145		6,898,186
Primerica	36,558		5,642,362
Reinsurance Group of America	63,723		7,317,312
RenaissanceRe Holdings	43,635		6,858,113
RLI	37,770		3,957,541
Selective Insurance Group	56,676		4,471,736
The Hanover Insurance Group	33,540		4,627,178
Unum Group	193,292		4,905,751
			84,893,916
Materials - 6.4%
Alcoa	176,373	[a,b]	10,002,113
AptarGroup	62,052		7,278,700
Ashland Global Holdings	53,243		5,113,458
Avient	86,244		4,292,364
Cabot	50,965		2,802,565
Cleveland-Cliffs	431,681	[a,b]	7,399,012
Commercial Metals	113,909		3,809,117
Eagle Materials	38,342		5,592,181
Greif, Cl. A	25,298		1,496,630
Ingevity	37,582	[a]	2,477,030
Louisiana-Pacific	82,943		5,510,733
Minerals Technologies	31,776		2,223,367
NewMarket	6,477	[b]	2,189,679
Olin	136,422		6,912,503

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Materials - 6.4% (continued)
Reliance Steel & Aluminum	59,062		9,029,399
Royal Gold	61,170		6,211,813
RPM International	122,277		10,834,965
Sensient Technologies	38,601		3,271,049
Silgan Holdings	79,334		3,552,577
Sonoco Products	92,687		5,249,792
Steel Dynamics	176,524		9,800,612
The Chemours Company	149,976		4,905,715
The Scotts Miracle-Gro Company	38,615		5,838,588
U.S. Steel	256,410	[b]	5,312,815
Valvoline	172,321		5,676,254
Worthington Industries	30,494		1,652,165
			138,435,196
Media & Entertainment - 1.4%
Cable One	4,673		7,218,523
John Wiley & Sons, Cl. A	41,134		2,087,550
TEGNA	209,763		4,061,012
The New York Times Company, Cl. A	158,409		6,341,112
TripAdvisor	94,461	[a]	2,564,616
World Wrestling Entertainment, Cl. A	41,926	[b]	2,093,784
Yelp	64,545	[a]	2,229,384
Ziff Davis	45,456	[a]	4,775,607
			31,371,588
Pharmaceuticals Biotechnology & Life Sciences - 3.4%
Arrowhead Pharmaceuticals	98,280	[a]	5,185,253
Bruker	95,782		6,379,081
Exelixis	298,253	[a]	5,398,379
Halozyme Therapeutics	133,625	[a]	4,624,761
Jazz Pharmaceuticals	57,945	[a]	8,049,140
Medpace Holdings	27,102	[a]	4,809,521
Neurocrine Biosciences	89,994	[a]	7,111,326
Perrigo	126,847		4,829,065
Repligen	48,470	[a]	9,613,540
Syneos Health	97,746	[a]	8,851,878
United Therapeutics	41,985	[a]	8,475,512
			73,327,456
Real Estate - 10.4%
American Campus Communities	131,177	[c]	6,855,310
Apartment Income REIT	147,983	[c]	7,816,462
Brixmor Property Group	279,957	[c]	7,099,710
Camden Property Trust	96,388	[c]	15,430,755
Corporate Office Properties Trust	105,168	[c]	2,656,544
Cousins Properties	137,328	[c]	5,295,368
CyrusOne	118,779	[c]	10,672,293

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Real Estate - 10.4% (continued)
Douglas Emmett	165,423	[c]	5,164,506
EastGroup Properties	38,351	[c]	7,666,748
EPR Properties	70,168	[c]	3,085,287
First Industrial Realty Trust	120,976	[c]	7,352,921
Healthcare Realty Trust	140,219	[c]	4,349,593
Highwoods Properties	98,397	[c]	4,242,879
Hudson Pacific Properties	143,464	[c]	3,390,054
JBG SMITH Properties	108,937	[c]	2,984,874
Jones Lang LaSalle	47,574	[a]	11,931,083
Kilroy Realty	99,582	[c]	6,373,248
Kite Realty Group Trust	207,124	[c]	4,324,749
Lamar Advertising, Cl. A	81,840	[c]	9,064,598
Life Storage	77,317	[c]	10,433,929
Medical Properties Trust	559,986	[b,c]	12,745,281
National Retail Properties	162,945	[c]	7,231,499
National Storage Affiliates Trust	77,689	[c]	4,782,535
Omega Healthcare Investors	225,270	[c]	7,091,500
Park Hotels & Resorts	218,282	[a,c]	3,972,732
Pebblebrook Hotel Trust	124,593	[c]	2,697,438
Physicians Realty Trust	207,656	[c]	3,791,799
Potlatchdeltic	63,253	[c]	3,402,379
PS Business Parks	18,959	[c]	3,165,395
Rayonier	135,693	[c]	4,958,222
Rexford Industrial Realty	143,874	[c]	10,527,261
Sabra Health Care REIT	215,564	[c]	2,933,826
SL Green Realty	63,482	[b,c]	4,603,715
Spirit Realty Capital	116,244	[c]	5,516,940
STORE Capital	231,333	[c]	7,335,569
The Macerich Company	202,511	[b,c]	3,349,532
Urban Edge Properties	103,795	[c]	1,893,221
			226,189,755
Retailing - 4.2%
American Eagle Outfitters	144,625	[b]	3,301,789
AutoNation	36,678	[a,b]	3,997,902
Dick's Sporting Goods	61,171	[b]	7,059,133
Five Below	53,158	[a]	8,717,912
Foot Locker	85,100		3,802,268
GameStop, Cl. A	58,746	[a,b]	6,399,202
Kohl's	141,901	[b]	8,472,909
Lithia Motors	28,714		8,388,221
Macy's	291,945		7,473,792
Murphy USA	22,314		4,388,271
Nordstrom	105,679	[a,b]	2,377,777
Ollie's Bargain Outlet Holdings	56,758	[a]	2,720,979

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Retailing - 4.2% (continued)
RH	16,462	[a]	6,631,223
Urban Outfitters	62,125	[a,b]	1,784,230
Victoria's Secret & Co.	68,831	[a,b]	3,842,835
Williams-Sonoma	70,101	[b]	11,254,015
			90,612,458
Semiconductors & Semiconductor Equipment - 3.9%
Amkor Technology	88,139		1,940,821
Azenta	70,766		5,968,404
Cirrus Logic	53,846	[a]	4,815,986
CMC Materials	26,950		4,874,716
First Solar	93,905	[a]	7,360,274
Lattice Semiconductor	129,087	[a]	7,128,184
MKS Instruments	52,279		8,120,497
Power Integrations	55,449		4,475,289
Semtech	61,181	[a]	4,349,969
Silicon Laboratories	37,882	[a]	6,257,728
SiTime	14,262	[a]	3,324,330
SunPower	79,380	[a,b]	1,331,996
Synaptics	36,720	[a]	7,724,052
Universal Display	40,870		6,273,954
Wolfspeed	108,733	[a]	10,246,998
			84,193,198
Software & Services - 6.2%
ACI Worldwide	107,435	[a]	3,692,541
Alliance Data Systems	47,225		3,260,414
Aspen Technology	63,413	[a]	9,522,096
Blackbaud	37,302	[a]	2,541,758
CDK Global	112,760		4,845,297
Cerence	35,617	[a,b]	2,261,323
Commvault Systems	42,766	[a]	2,884,994
Concentrix	40,813		8,203,005
Digital Turbine	83,475	[a,b]	3,685,421
Envestnet	52,124	[a]	3,854,049
Euronet Worldwide	49,011	[a]	6,562,083
Fair Isaac	25,789	[a]	12,765,297
Genpact	163,975		8,157,756
Kyndryl Holdings	168,863	[a]	2,850,407
Liveramp Holdings	64,963	[a]	2,900,598
Manhattan Associates	59,653	[a]	7,985,747
MAXIMUS	57,947		4,480,462
Mimecast	58,206	[a]	4,639,600
NCR	124,430	[a,b]	4,735,806
Paylocity Holding	37,623	[a]	7,674,340
Qualys	31,474	[a]	4,033,078

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Software & Services - 6.2% (continued)
Sabre	287,761	[a,b]	2,633,013
SailPoint Technologies Holdings	87,916	[a]	3,401,470
Teradata	103,062	[a]	4,157,521
The Western Union Company	381,564	[b]	7,215,375
WEX	42,626	[a]	6,861,933
			135,805,384
Technology Hardware & Equipment - 4.3%
Arrow Electronics	65,636	[a]	8,138,864
Avnet	93,726		3,782,781
Belden	42,543		2,380,281
Calix	52,046	[a]	2,616,873
Ciena	146,044	[a]	9,684,178
Cognex	166,660		11,076,224
Coherent	22,799	[a]	5,893,086
II-VI	100,053	[a,b]	6,343,360
Jabil	135,115		8,308,221
Littelfuse	23,219		6,268,433
Lumentum Holdings	68,719	[a]	6,973,604
National Instruments	125,441		5,170,678
TD SYNNEX	39,264		4,105,836
Viasat	66,317	[a]	2,919,274
Vishay Intertechnology	125,671		2,602,646
Vontier	159,365		4,479,750
Xerox Holdings	129,949		2,743,223
			93,487,312
Telecommunication Services - .2%
Iridium Communications	124,621	[a]	4,471,401
Transportation - 2.6%
Avis Budget Group	37,998	[a]	6,694,488
GXO Logistics	92,939	[a]	7,547,576
JetBlue Airways	299,793	[a]	4,385,972
Kirby	56,664	[a]	3,693,360
Knight-Swift Transportation Holdings	157,343		8,902,467
Landstar System	35,924		5,747,840
Ryder System	50,951		3,729,104
Saia	24,583	[a]	6,988,455
Werner Enterprises	57,760		2,575,518
XPO Logistics	92,994	[a]	6,153,413
			56,418,193
Utilities - 3.5%
ALLETE	50,131		3,199,862
Black Hills	58,380		3,954,661
Essential Utilities	216,807		10,567,173
Hawaiian Electric Industries	103,573		4,401,852

Description		Shares		Value ($)
Common Stocks - 99.2% (continued)
Utilities - 3.5% (continued)
IDACORP		47,619		5,248,566
MDU Resources Group		191,690		5,629,935
National Fuel Gas		85,953		5,219,926
New Jersey Resources		90,765		3,649,661
NorthWestern		49,948		2,902,978
OGE Energy		190,113		7,209,085
ONE Gas		50,879		3,962,965
PNM Resources		81,271	[a]	3,641,754
Southwest Gas Holdings		56,922		3,880,942
Spire		48,972		3,228,234
UGI		197,106		8,938,757
				75,636,351
Total Common Stocks (cost $1,321,706,817)				2,162,971,585
	1-Day Yield (%)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $15,393,461)	0.09	15,393,461	[d]	15,393,461

Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $18,395,430)	0.09	18,395,430	[d]	18,395,430
Total Investments (cost $1,355,495,708)		100.8%		2,196,760,476
Liabilities, Less Cash and Receivables		(.8%)		(17,016,193)
Net Assets		100.0%		2,179,744,283

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2022, the value of the fund’s securities on loan was $87,401,555 and the value of the collateral was $86,617,139, consisting of cash collateral of $18,395,430 and U.S. Government & Agency securities valued at $68,221,709. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon Midcap Index Fund, Inc.

January 31, 2022 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor's Midcap 400 E-mini	66	3/18/2022	18,455,072	17,356,020	(1,099,052)
Gross Unrealized Depreciation				(1,099,052)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

January 31, 2022 (Unaudited)

The following is a summary of the inputs used as of January 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,162,971,585	-	-	2,162,971,585
Investment Companies	33,788,891	-	-	33,788,891
Liabilities ($)
Other Financial Instruments:
Futures††	(1,099,052)	-	-	(1,099,052)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2022, accumulated net unrealized appreciation on investments was $841,264,768, consisting of $913,433,694 gross unrealized appreciation and $72,168,926 gross unrealized depreciation.

At January 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.